Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Beginning balance	$ 5,874
Ending balance	4,656	$ 5,874
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance	1,143	1,135
Share of results of associates		7
Exceptional share of results of associates	(1,143)
Ending balance	0	1,143
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,400	3,566
Effect of movements in foreign exchange	(172)	(246)
Dividends received	(87)	(36)
Share of results of associates	152	116
Ending balance	3,293	3,400
Anadolu Efes [member]
Disclosure of associates [line items]
Beginning balance	201	391
Effect of movements in foreign exchange	(57)	(159)
Dividends received	(14)	(67)
Share of results of associates	41	35
Ending balance	$ 171	$ 201